Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note
10-Fair
Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of March 31, 2023
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account - U.S. Treasury Securities	$47,547,084	$—	$—
Liabilities:
Warrant liabilities - public warrants	$93,750	$—	$—
Warrant liabilities - private placement warrants	$—	$—	$66,667

	Fair Value Measured as of December 31, 2022
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account - U.S. Treasury Securities	$380,360,382	$—	$—
Liabilities:
Warrant liabilities - public warrants	$187,500	$—	$—
Warrant liabilities - private placement warrants	$—	$—	$133,334
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement, when the Public Warrants were separately listed and traded in March 2021. There were no other transfers during the three months
ended March 31, 2023 and
March
 31, 2022.
For periods where no observable traded price is available, the fair value of the Public Warrants has been estimated using a Monte-Carlo simulation model. For periods subsequent to the detachment of the Public Warrants from the Units, the fair value of the Public Warrants is based on the observable listed price for such warrants. The fair value of the Private Warrants is determined using a Monte-Carlo simulation model. For the period ended March 31, 2023 and December 31, 2022, the Company recognized a decrease in the fair value of warrant liabilities of approximately $0.2 million and $9.0 million, respectively, presented on the accompanying condensed consolidated statements of operations.
The change in the fair value of the Level 3 derivative warrant li
a
bilities for the period ended March 31, 2023 and December 31, 2022 is summarized as follows:

Warrant liabilities as of December 31, 2021	$3,866,667
Change in fair value of warrant liabilities	(1,600,000)

Warrant liabilities as of March 31, 2022	2,266,667
Change in fair value of warrant liabilities	(2,133,333)

Warrant liabilities as of December 31, 2022	$133,334
Change in fair value of warrant liabilities	(66,667)

Warrant liabilities as of March 31, 2023	$66,667

The estimated fair value of the Public and Private Placement Warrants, prior to the Public Warrants being traded in an active market, was determined using a Monte-Carlo simulation which utilizes Level 3 inputs. For periods subsequent to the detachment of the Public Warrants, the public warrants’ quoted market price was used. The Private Placement Warrants continue to be valued using a Monte-Carlo simulation. Inherent in a Monte-Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S.
Treasury zero-coupon yield
curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. Any changes in these assumpti ons
can change the valuation significantly.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	December 31, 2022	March 31, 2023
Exercise price	$11.50	$11.50
Stock Price	$10.09	$10.43
Term (in years)	5.42	5.34
Volatility	4.9%	8.9%
Risk-free interest rate	3.91%	3.53%
Dividend yield	—	—

Note
10-Fair
Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of December 31, 2022
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account - U.S. Treasury Securities	$380,360,382	$—	$—
Liabilities:
Warrant liabilities - public warrants	$187,500	$—	$—
Warrant liabilities - private placement warrants	$—	$—	$133,334

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account - U.S. Treasury Securities	$375,032,984	$—	$—
Liabilities:
Warrant liabilities - public warrants	$5,437,500	$—	$—
Warrant liabilities - private placement warrants	$—	$—	$3,866,667
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement, when the Public Warrants were separately listed and traded in March 2021. There were
no
other transfers during the year ended December 31
, 2022
and 2021
.
For periods where no observable traded price is available, the fair value of the Public Warrants has been estimated using a Monte-Carlo simulation model. For periods subsequent to the detachment of the Public Warrants from the Units, the fair value of the Public Warrants is based on the observable listed price for such warrants. The fair value of the Private Warrants is determined using a Monte-Carlo simulation model. For the years ended December 31
, 2022
and 2021
, the Company recognized a decrease in the fair value of warrant liabilities of approximately $
9.0
 million and $
3.3
 million, respectively, presented on the accompanying statements of operations.

The change in the fair value of the Level 3 derivative warrant liabilities for the year ended December 31, 2022 and 2021 is summarized as follows:

Warrant liabilities as of January 1, 2021	$—
Issuance of Public and Private Placement Warrants	12,579,167
Public Warrants transferred to Level 1	(7,312,500)
Change in fair value of warrant liabilities	(1,400,000)

Warrant liabilities as of December 31, 2021	3,866,667
Change in fair value of warrant liabilities	(3,733,333)

Warrant liabilities as of December 31, 2022	$133,334

The estimated fair value of the Public and Private Placement Warrants, prior to the Public Warrants being traded in an active market, was determined using a Monte-Carlo simulation which utilizes Level 3 inputs. For periods subsequent to the detachment of the Public Warrants, the public warrants’ quoted market price was used. The Private Placement Warrants continue to be valued using a Monte-Carlo simulation. Inherent in a Monte-Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S.
Treasury zero-coupon yield
curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. Any changes in these assumptions can change the valuation significantly.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	December 31, 2022	December 31, 2021
Exercise price	$11.50	$11.50
Stock Price	$10.09	$9.75
Term (in years)	5.42	5.75
Volatility	4.90%	10.00%
Risk-free interest rate	3.91%	1.32%
Dividend yield	—	—